Stock-based Compensation - Narrative (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
stock-based compensation [Abstract]
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized, stock options	$ 2	$ 2